Basis of Preparation - Summary of Effect of Change in Accounting Policy to Consolidated Financial Position and Comprehensive Income (Detail) - Increase (decrease) due to changes in accounting policy [member] - KRW (₩)
₩ / shares in Units, ₩ in Millions
		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about consolidated structured entities [line items]
Increase in net defined benefit assets	₩ 25,019	₩ 46,420	₩ 47,752
Decrease in net defined benefit liabilities	17,258	0	8,659
Increase in deferred income tax liabilities	11,627	12,766	15,513
Increase in accumulated other comprehensive income	20,723	11,034	17,674
Increase in retained earnings	₩ 9,927	22,620	23,224
Increase (decrease) in general and administrative expenses		833	(18,340)	₩ 788
Increase (decrease) in income tax expense		(229)	5,043	(217)
Increase (decrease) in other comprehensive income		₩ (6,640)	₩ (3,049)	₩ 1,304
Increase (decrease) in basic earnings per share		₩ (2)	₩ 34	₩ (2)
Increase (decrease) in diluted earnings per share		₩ (2)	₩ 33	₩ (2)